Document and Entity Information	Oct. 27, 2021
Cover [Abstract]
Entity Registrant Name	MATERION Corp
Amendment Flag	true
Entity Central Index Key	0001104657
Document Type	8-K/A
Document Period End Date	Oct. 27, 2021
Entity Incorporation State Country Code	OH
Entity File Number	001-15885
Entity Tax Identification Number	34-1919973
Entity Address, Address Line One	6070 Parkland Blvd.
Entity Address, City or Town	Mayfield Hts.
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44124
City Area Code	(216)
Local Phone Number	486-4200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MTRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Materion on November 1, 2021 (the original “Form 8-K”) regarding Materion’s acquisition of HCS-Materials. This Amendment amends the original Form 8-K to file the financial statements of the business acquired under Item 9.01(a) and the pro forma financial statements under Item 9.01(b), which are filed as exhibits hereto. This Amendment should be read in conjunction with the original Form 8-K and Materion’s other filings with the SEC. Except as provided herein, all information in, and the exhibits to, the original Form 8-K remain unchanged.